Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 17, 2016
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 17, 2016
Document Effective Date	May 31, 2016
Prospectus Date	May 31, 2016
Aptus Behavioral Momentum ETF | Aptus Behavioral Momentum ETF
Prospectus:
Trading Symbol	BEMO